7. Convertible Note Payable (June 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Amortization of discount			$ 108,904	$ 0
Convertible Note Payable [Member]
Debt issuance date			Jan. 18, 2018
Convertible notes payable, face amount	$ 1,000,000		$ 1,000,000
Debt stated interest rate	12.00%		12.00%
Conversion price per share	$ 0.65		$ 0.65
Debt maturity date			Jan. 15, 2020
Convertible Note Payable [Member]
Debt issuance date			Jan. 22, 2018
Convertible notes payable, face amount	$ 500,000		$ 500,000
Convertible debt balance	500,000		500,000
Unamortized discount	391,096		$ 391,096
Warrants issued			384,615
Fair value of warrants issued			$ 838,404
Interest Expense	16,274	$ 0	26,137	$ 0
Amortization of discount	$ 62,329		$ 108,904